Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Cash equivalents			$ 0	$ 0
Accounts receivable			34,092	0
Sales and marketing expense	$ 156,188	$ 40,781	$ 484,250	$ 707,137
Shares issuable upon exercisable of options	76,988		81,849
Potentially dilutive securities				0
Series E Preferred Stock [Member]
Number of shares converted	316
Common stock issuable upon conversion	3,207
Series H Preferred Stock [Member]
Number of shares converted	33,000
Common stock issuable upon conversion	33,000
Series I Preferred Stock [Member]
Number of shares converted	30,178
Common stock issuable upon conversion	30,178
Share-Based Payment Arrangement, Option [Member]
Shares issuable upon exercisable of options	79,560		85,300
Warrant [Member]
Warrants outstanding to purchase common stock	484,063
Common Stock [Member]
Potentially dilutive securities	630,008
NextPlay Technologies Inc. [Member]
Accounts receivable			$ 2,567,665	$ 1,933,908
Allowance for doubtful accounts			1,567,665	$ 0
Allowance for doubtful accounts		0	$ 1,567,665
Provision for doubtful accounts	$ 0	$ 0